Qualified Affordable Housing Project Investments - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investments in Affordable Housing Projects [Abstract]
Investments in qualified affordable housing projects included in other assets	$ 13,093	$ 11,911
Unfunded commitments related to the investments in qualified affordable housing projects	5,706	5,944
Recognized amortization expense	818	661	$ 570
Recognized tax credits and other benefits from its investments in affordable housing tax credits	1,402	1,186	995
Impairment losses related to its investment in qualified affordable housing projects	$ 0	$ 0	$ 0